Segment Information and Revenue Analysis - Schedule of Revenue by Products and Services Categories (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 12,245,507	$ 11,476,555
Pet leashes [Member]
Revenues	1,845,601	2,533,043
Pet Collars [Member]
Revenues	2,846,833	2,764,380
Pet Harnesses [Member]
Revenues	791,441	1,025,927
Retractable Dog Leashes [Member]
Revenues	106,585	427,183
Intelligent Pet Products [Member]
Revenues	3,383,666	2,110,239
Gift Suspender [Member]
Revenues	1,489,852	1,661,916
Other Pet Accessories [Member]
Revenues	529,954	511,782
Climbing Hooks [Member]
Revenues	769,199	442,085
Product [Member]
Revenues	11,763,131	11,476,555
Dyeing Services [Member]
Revenues	482,376
Service [Member]
Revenues	$ 482,376